Loans - Recorded Investment by Loan Grade (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
5 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	$ 29,891	$ 51,292
5 Rated | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	6,055	9,537
5 Rated | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	11,591	25,616
5 Rated | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	354
5 Rated | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		411
5 Rated | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	6,858	6,734
5 Rated | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	5,033	8,994
5 Rated | Leases
Financing Receivable, Recorded Investment [Line Items]
Commercial loans
6 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,698	16,887
6 Rated | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	532	10,874
6 Rated | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	1,525	3,960
6 Rated | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans
6 Rated | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans
6 Rated | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	244
6 Rated | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	397	2,053
6 Rated | Leases
Financing Receivable, Recorded Investment [Line Items]
Commercial loans
Impaired
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	111,529	138,014
Impaired | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	20,740	22,601
Impaired | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	41,822	44,278
Impaired | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	4,777
Impaired | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		13,939
Impaired | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	10,782	21,574
Impaired | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	33,408	35,622
Impaired | Leases
Financing Receivable, Recorded Investment [Line Items]
Commercial loans
Pass Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,329,102	2,243,978
Pass Rated | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	801,184	783,891
Pass Rated | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	1,061,100	1,022,149
Pass Rated | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	717
Pass Rated | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		792
Pass Rated | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	93,221	87,496
Pass Rated | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	369,453	346,493
Pass Rated | Leases
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	3,427	3,157
Recorded Investment
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,473,220	2,450,171
Recorded Investment | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	828,511	826,903
Recorded Investment | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	1,116,038	1,096,003
Recorded Investment | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	5,848
Recorded Investment | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		15,142
Recorded Investment | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	111,105	115,804
Recorded Investment | Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	408,291	393,162
Recorded Investment | Leases
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	$ 3,427	$ 3,157